SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to use judgment in the application of accounting policies, including making estimates and assumptions. Actual results could differ from those estimates. Estimates are used in accounting for, among other things, revenue recognition, contract loss accruals, excess, slow-moving and obsolete inventories, product warranty accruals, loss accruals on service agreements, share-based compensation expense, allowance for doubtful accounts, depreciation and amortization and in-process research and development intangible assets, impairment of long-lived assets and contingencies. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected in the consolidated financial statements in the period they are deemed to be necessary.
The Company bases its estimates on the information available at the time, its experiences and various other assumptions believed to be reasonable under the circumstances including estimates of the impact of COVID-19. The extent to which COVID-19 impacts the Company’s business and financial results will depend on numerous evolving factors, including but not limited to, the severity and duration of COVID-19, the extent to which it will impact our clinic customers, employees, suppliers, vendors, and business partners. The Company assessed certain accounting matters that require consideration of estimates and assumptions in context with the information reasonably available to the Company and the unknown future impacts of COVID-19 as of December 31, 2020 and through the date of this report. The accounting matters assessed included, but were not limited to, the Company’s, intangible and other long-lived assets including operating lease right-of-use assets. The Company’s future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material impacts to the Company’s consolidated financial statements in future reporting periods. Adjustments may be made in subsequent periods to reflect more current estimates and assumptions about matters that are inherently uncertain. Actual results may differ.
The COVID-19 pandemic has severely impacted the economies of the U.S., Canada, and other countries around the world.
The impact of COVID-19, the influence of certain holidays, seasonality, foreign currency rates, changes in vendor, payer and customer relationships and terms, strategic transactions including acquisitions, changes in laws and general economic conditions in the markets in which the Company operates and other factors on the Company’s operations and net earnings for any period may not be comparable to the same period in previous years.
Certain prior period amounts have been reclassified in operating expenses to conform to current period presentation in the consolidated statements of operations.
Fiscal years ended December 31, 2020 and December 31, 2019, respectively, may be referred to as 2020 and 2019.
Amounts presented in these consolidated financial statements are in United States dollars unless otherwise indicated.
Our critical accounting policies are those that are both most important to our financial condition and results of operations and require the most difficult, subjective or complex judgments on the part of management in their application, often as a result of the need to make estimates about the effect of matters that are inherently uncertain. Our accounting policies are set forth in Note 4. Significant Accounting Policies.

Principles of consolidation	Principles of consolidationThe consolidated financial statements include the accounts of all entities controlled by MedAvail Holdings, Inc., which are referred to as subsidiaries. MedAvail Technologies Inc., MedAvail Technologies (US) Inc., MedAvail Pharmacy Inc., MedAvail, Inc. and On the Spot Rx. Inc. are all subsidiaries of MedAvail. MedAvail has no interests in variable interest entities of which MedAvail is the primary beneficiary. All intercompany balances and transactions have been eliminated. During 2019, MedAvail elected to close down its Canadian pharmacy operations, to focus on growth of the SpotRx Pharmacy business in the US.
Cash and Cash Equivalents
Cash and Cash Equivalents
MedAvail classifies all highly liquid instruments with an original maturity of three months or less as cash equivalents. MedAvail cash and cash equivalents generally include funds held in checking and savings accounts at large American and Canadian financial institutions and denominated in U.S. Dollars and Canadian Dollars.

Restricted Cash
Restricted Cash
MedAvail considers cash to be restricted when withdrawal or general use is legally restricted. MedAvail maintains a balance with the issuer of certain purchasing cards as a guarantee for those cards. Due to the nature of the deposit, the balance is classified as restricted cash. Restricted cash is included in the balance for cash presented in the statements of cash flows.

Accounts Receivable
Accounts Receivable
Accounts receivable are primarily comprised of trade receivables presented net of allowance for doubtful accounts. MedAvail maintains an allowance for doubtful accounts based on its assessment of the collectability of amounts owed by customers. The allowance consists of known specific troubled accounts as well as an amount based on overall estimated potential uncollectible accounts receivable based on historical experience. At December 31, 2020, MedAvail had a balance of $44 thousand in allowance for doubtful accounts. MedAvail had no allowance for doubtful accounts at December 31, 2019. At December 31, 2020, MedAvail had a balance of $0.3 million due from MedAvail’s employees which was included in accounts receivable. MedAvail had no amounts owing from employees as at December 31, 2019

Prepaid expenses and other current assets
Prepaid expenses and other current assets
Prepaid expenses and other current assets consist primarily of prepaid amounts for insurance, rent and general operating expenses. At December 31, 2020, $1.3 million of the balance of prepaid expenses and other current assets was prepaid insurance. At December 31, 2019 the entire balance was general operating expenses.

Research and Development
Research and Development
Research and development expenses represent costs incurred to develop and innovate on MedAvail’s MedCenter platform technology, including development work on hardware, software and supporting information technology infrastructure. Wages and salaries consist of compensation costs incurred for research and development employees and contractors including bonuses, health plans, severance, and contractor costs. MedAvail has not performed research and development conducted for others or provided such services to external parties.
MedAvail recognizes hardware development costs as they are incurred. When hardware is constructed for use by customers, costs are capitalized after technological feasibility is achieved and expensed before technological feasibility is achieved. Costs of hardware completed but not yet placed in service are capitalized as equipment (a long-lived asset) on the consolidated balance sheets. Costs of hardware completed and placed in service with customers are capitalized as equipment and depreciated (expensed) over the estimated useful life of the equipment.
Software
Software
Software development costs are accrued and expensed based on ASC 985, which is designed for software costs that MedAvail intends to sell or lease (in conjunction with related hardware). Any software development costs that are incurred prior to the point where the project has demonstrated technological feasibility are expensed as they are incurred. Once technological feasibility has been established, most development costs are capitalized. Once development is complete and the software is made available for release to customers, capitalization no longer is appropriate because any remaining costs are considered ongoing maintenance and support. These are expensed as they are incurred. The definition of “technological feasibility”, per ASC 985, is “the technological feasibility of a computer software product is established when the entity has completed all planning, designing, coding, and testing activities that are necessary to establish that the product can be produced to meet its design specifications including functions, features, and technical performance requirements.” Software development costs are subject to these rules regardless of whether the costs were generated internally (employee time) or externally (vendor fees).

Foreign Currency Translation	Foreign Currency TranslationThe functional currency for all our subsidiaries is the U.S. dollar. Gains and losses resulting from the remeasurement of foreign currency amounts to the functional currency are included in operating expenses in the consolidated statements of comprehensive loss. Gains and losses resulting from translating assets and liabilities from the functional currency to U.S. dollars are included in Foreign currency translation adjustment in the consolidated statements of comprehensive loss.
Government Grants
Government Grants
The Company accounts for government grants and loans as debt until it is reasonably assured that all or a portion of the loan will be forgiven, often indicated by a notice received from the government agency in question that the amount has been forgiven. At that time, the amount that is forgiven is converted from debt and recognized as grant income. The Company does not impute interest on government loans if the rate is determined to be below-market due to the scope exemption for government-mandated interest rates.

Convertible Debt
Convertible Debt
The Company accounts for convertible debt and related transactions in accordance with ASC 470-20, Debt with Conversion and Other Options, ASC 815, Derivatives and Hedging, and ASC 480, Distinguishing Liabilities from Equity. The Company evaluates convertible debt instruments and related transactions at inception to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for. Convertible debt instruments that may be settled in cash are separated into liability and equity components. The allocation to the liability component is based on the fair value of a similar instrument that does not contain an equity conversion option. Based on this debt-to-equity ratio, debt issuance costs are then allocated to the liability and equity components in a similar manner. The difference between the principal amount of the convertible debt instruments and the liability component, inclusive of issuance costs, represents the debt discount, which is amortized to interest expense over the term of instruments. The determination of the discount rate requires certain estimates and assumptions.

Lease Revenue	Lease RevenueMedAvail provides its MedCenter units to customers on a contract that includes use of the MedCenter, along with a software license and maintenance agreement. Agreements for such leases to date have been determined to be operating leases leases due to short-term nature and cancellation clauses, and have been recorded following lessor guidance for operating leases. The portion of the consideration in the contract related to the MedCenter is considered lease revenue and the MedCenters leased to customers are carried on the Company’s consolidated balance sheets as MedCenter equipment and depreciated.
MedCenter Revenue Recognition and Pharmacy Revenue Recognition
MedCenter Revenue Recognition
MedAvail derives its revenue from the sale of MedPlatform Systems, which include MedCenter prescription dispensing kiosks, and the associated software, hardware, and service components necessary for operation, along with sales of products dispensed by MedCenters, and retail pharmacy sales. Contracts with customers often include promises to transfer multiple products and services. If any of these judgments were to change it could cause a material increase or decrease in the amount of revenue we report in a given period.
Under Accounting Standards Codification, or ASC, Topic 606: Revenue from Contracts with Customers, or Topic 606, the amount of revenue recognized for any goods or services reflects the consideration that MedAvail expects to be entitled to receive in exchange for those goods and services. To achieve this core principle, MedAvail applies the following five-step approach: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as a performance obligation is satisfied.
A contract is accounted for when there has been approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Performance obligations under a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct and are distinct in the context of the contract. In certain instances, MedAvail has concluded distinct goods or services should be accounted for as a single performance obligation that is a series of distinct goods or services that have the same pattern of transfer to the customer. To the extent a contract includes multiple promised goods or services, MedAvail must apply judgment to determine whether the customer can benefit from the goods or services either on their own or together with other resources that are readily available to the customer (the goods or services are distinct.)
MedAvail must also determine if the promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract (the goods or services are distinct in the context of the contract). If these criteria are not met, the promised services are accounted for as a single performance obligation.
The transaction price is determined based on the consideration that MedAvail will be entitled to in exchange for transferring goods or services to the customer. To the extent the transaction price includes variable consideration, MedAvail estimates the amount of variable consideration that should be included in the transaction price, generally utilizing the expected value method. During 2020 and 2019, MedAvail had no contracts that included variable consideration. Determining the transaction price requires judgment. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis.
Standalone selling price is determined by the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, MedAvail estimates the standalone selling price by taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations. Performance obligations are satisfied either over time or at a point in time as discussed in the Pharmacy Technology Segment information below. In addition, MedAvail’s contracts with customers generally do not include significant financing components or non-cash consideration.
MedPlatform sales agreements generally contain an agreement to provide a MedCenter prescription dispensing kiosk, and often with agreements to provide software, hardware and maintenance services, which are necessary for the operation of the MedCenter, and can only be provided by MedAvail. Management reviews each contract to provide MedPlatform systems to determine if it consists of one or multiple performance obligation. In cases of a single performance obligation, ASC 606 allows revenue to be recognized over time if the customer simultaneously receives and consumes the provided benefits.
In each instance, revenue is typically initially recognized when the MedCenter is controlled by the customer. Revenue continues to be recognized going forward in the periods in which the hardware, software and maintenance services are provided to the customer.
For any amounts received prior to the fulfillment of the obligation, a contract liability is recorded. As of December 31, 2020 and 2019, the consolidated balance sheets included $0.3 million and $4.8 million, respectively, of contract liability.
Pharmacy Revenue Recognition
The Company recognizes revenue, net of sales taxes and expected returns, at the time it sells merchandise or dispenses prescription drugs to the customer. Revenue from the sale of the pharmaceutical products is recorded at a transaction price which includes an estimate of DIR fees associated with prescription drugs dispensed during the year. DIR fees are calculated by pharmacy benefit managers (PBMs) after the sale is completed. The DIR fees under these arrangements are accounted for as variable consideration, estimated at the time of sale using the most likely amount method, and recognized as a reduction in revenue. The provisions for revenue reserves for such variable consideration recognized within accounts receivable amounted to $0.2 million as of December 31, 2020. Management developed the estimated provisions for revenue reserves based on historical trends adjusted for product mix and PBM mix.

Inventory
Inventory
Inventory for the retail pharmacy services segment consists of pharmaceuticals. Inventories for the retail pharmacy segment are stated at the lower of cost (first in, first out) or net realizable value.
Inventory for the pharmacy technology segment consists primarily of MedCenter kiosk finished goods. Inventories are stated at the lower of cost (specific identification) or net realizable value.
Impairment of Long Lived Assets	Impairment of Long Lived AssetsLong-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. If events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable, MedAvail compares the carrying amount of an asset group to future undiscounted net cash flows, excluding interest costs, expected to be generated by the asset group and their ultimate disposition. If the sum of the undiscounted cash flows is less than the carrying value, the impairment to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group.
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are carried in the accounts at cost less accumulated depreciation. Gains and losses arising on the disposal of individual assets are recognized in income in the period of disposal. Costs, including financing charges and certain design, construction and installation costs related to assets that are under construction and are in the process of being readied for their intended use, are recorded as construction-in-progress and are not subject to depreciation.
Depreciation is recorded from the date each asset is placed into service on a straight-line basis over the estimated useful lives of the property, plant and equipment as follows:

IT equipment	1 – 3 years
General plant and equipment	5 – 8 years
Vehicles	5 years
Office furniture and equipment	5 – 8 years
Leasehold improvements	lesser of useful life or term of lease
MedCenter equipment	5 years
Maintenance and repairs are charged to expense as incurred. Renewals and betterments that materially prolong the useful lives of the assets are capitalized. The cost and related accumulated depreciation of property retired or sold are removed from the accounts, and gains or losses are recognized in the consolidated statements of operations.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Intangible assets consist of software, patents and know-how. Intangible assets acquired through asset acquisitions or business combinations are initially recognized at fair value based on an allocation of the purchase price. No development costs have been capitalized to date. The intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization of the intellectual property commenced in 2014 on delivery of the first proof of concept MedCenter. MedAvail evaluates the reasonableness of the estimated useful lives of these intangible assets on an annual basis. During the year ended December 31, 2019, MedAvail wrote off the $0.1 million balance for goodwill related to its Canadian operations due to the discontinuance of those operations.

Leases
Leases
MedAvail maintains operating leases primarily for manufacturing facilities, research and development facilities, corporate offices, and certain equipment.
Upon adoption of Accounting Standards Codification Topic 842, Leases, or ASC 842, as of January 1, 2019, we derecognized our previously recorded deferred rent balance. ASC 842 requires lessees to recognize a right-of-use, or ROU, asset and a lease liability on the balance sheet for substantially all leases, except for short-term leases. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations. We adopted ASC 842 under a modified retrospective method without the recasting of comparative periods’ financial information.
MedAvail analyzes new contracts to determine whether they include leased assets; such leases are referred to as embedded leases. When evaluating contracts for embedded leases, MedAvail exercises judgment to determine if there is an explicitly or implicitly identified asset in the contract and if MedAvail controls the use of that asset.
MedAvail’s accounting policy deems leases with an initial term of 12 months or less short-term leases. MedAvail recognizes lease expense for short-term lease payments on a straight-line basis over the term of the lease.
Operating lease right-of-use, or ROU, assets and lease liabilities are recognized based on the present value of lease payments over the lease term. Because most of MedAvail’s leases do not include an implicit discount rate, MedAvail uses its incremental borrowing rate to calculate the present value of lease payments. As a practical expedient, MedAvail made an accounting policy election not to separate lease components (e.g. payments for rent, real estate taxes and insurance costs) from non-lease components (e.g. common-area maintenance costs). As a result, MedAvail includes both lease and non-lease components to calculate the right-of-use asset and related lease liability (if the non-lease components are fixed).
See Note 11 “Leases” for our fiscal 2020 disclosures.

Share-based compensation
Share-based compensation
MedAvail has a stock option plan whereby awards are granted to certain employees of MedAvail. The fair value of the stock options granted by MedAvail to employees of MedAvail is recognized as compensation expense on a straight-line basis over the applicable stock option vesting period. MedAvail measures the fair value of the options using the Black-Scholes option pricing model as of the grant date/measurement date. Shares issued upon the exercise of options are new shares. MedAvail estimates forfeitures based on historical experience and expense related to awards is adjusted over the term of the awards to reflect their probability of vesting. All fully vested awards are fully expensed.

Warrants
Warrants
MedAvail has issued warrants to purchase shares of its common stock. The outstanding warrants are standalone instruments that are not puttable or mandatorily redeemable by the holder and are classified as equity awards once issued. Certain obligations to issue warrants as compensation for services may be initially classified as liabilities before the warrants are issued. MedAvail measures the fair value of the awards using the Black-Scholes option pricing model as of the grant date/measurement date. Warrants issued on November 12, 2020 to a service provider were valued based on the liability settled with their issuance. Warrants issued are initially recorded at fair value as a reduction to contributed surplus or as an expense if the warrants are issued to pay for services.

Deferred financing costs
Deferred financing costs
Financing costs incurred to issue debt are capitalized and amortized using the effective interest method until the individual financial liability matures and are included as a component of interest expense in the consolidated statements of operations. Financing costs incurred to issue equity are capitalized and netted against the respective class of shares they were incurred to issue. At December 31, 2020 and 2019, $3.6 million and $0.2 million, respectively, of financing costs incurred to issue equity were included in the consolidated balance sheets.

Recently Adopted and Issued Accounting Standards
Recently Adopted Accounting Standards
Implementation Costs Incurred in a Cloud Computing Arrangement
In August 2018, the FASB issued ASU No. 2018-15, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40)”: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), which clarifies the accounting for implementation costs in cloud computing arrangements. ASU 2018-15 aligns the accounting for implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. Prior to the adoption of ASU 2018-15, we capitalized implementation costs incurred during the application development phase of cloud computing arrangements to plant, property and equipment, net on our consolidated balance sheets and have recognized expense over the useful life of the related asset within depreciation and amortization on our consolidated statements of operations. After the adoption of ASU 2018-15, we capitalize such costs within prepaid expenses and other current assets on our consolidated balance sheets and recognize expenses over the expected contract term within general and administrative expenses or other operating costs on our consolidated statements of operations, consistent with where the expenses associated with the hosting element of the arrangement are presented. MedAvail assessed the impact of the new accounting standard on its consolidated financial statements to facilitate its adoption of the new standard on January 1, 2020. The adoption of ASU 2018-15 did not result in a material change to our consolidated financial statements.
Recently Issued Accounting Standards Not Yet Adopted
Measurement of Credit Losses on Financial Statements
In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326)”- Measurement of Credit Losses on Financial Instruments”, (“ASU 2016-13”), supplemented by ASU 2018-19, “Codification Improvements to Topic 326, Financial Instruments – Credit Losses”, (“ASU 2018-19”). The new standard requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. ASU 2016-13 became effective for Public Business Entities who are SEC filers for fiscal years beginning after December 15, 2019, other than smaller reporting companies, all other public business entities and private companies, with early adoption permitted. MedAvail assessed the impact of the new accounting standard on its consolidated financial statements to facilitate its required adoption of the new standard on January 1, 2021. Management expects no impact on our consolidated financial statements upon adoption.
Simplifying the Accounting for Income Taxes
In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”). This guidance removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. This guidance also clarifies and simplifies other areas of ASC 740. This ASU will be effective beginning in the first quarter of our fiscal year 2021. Early adoption is permitted. Certain amendments in this update must be applied on a prospective basis, certain amendments must be applied on a retrospective basis, and certain amendments must be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.
Debt with Conversion and Other Options
In August 2020, the FASB issued ASU No. 2020-06, “Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity's Own Equity (Subtopic 815-40): Accounting For Convertible Instruments and Contracts in an Entity's Own Equity” (“ASU 2020-06”). The ASU simplifies accounting for convertible instruments by removing major separation models required under current GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted net income per share calculation in certain areas. This ASU will be effective beginning in the first quarter of our fiscal year 2021. The Company is currently evaluating the impact that this new guidance will have on its consolidated financial statements and related disclosures.
There was no other recently issued and effective authoritative guidance that is expected to have a material impact on the Company’s consolidated financial statements through the reporting date.